Investments Accounted for Using the Equity Method - Additional Information (Detail)		12 Months Ended
	Jan. 15, 2025	Jun. 30, 2025
Filo del Sol copper deposit [Member] | Filo Corp [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Proportion of ownership interest in joint venture	100.00%
Josemaria copper deposit [Member] | Lundin Mining [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Proportion of ownership interest in joint venture	100.00%
Vicuna Corp [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Vicuna Corp [Member] | Filo Corp [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
BHP Canada Inc [Member] | Josemaria copper deposit [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%